Multi-Sector Account Portfolios	07/01/2022 to 06/30/2023

ICA File Number: 811-22620

Registrant Name: T. Rowe Price Multi-Sector Account Portfolios, Inc.

Reporting Period: 07/01/2022 to 06/30/2023

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan

100 East Pratt Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2022 to 06/30/2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Multi-Sector Account Portfolios, Inc.

By (Signature and Title) /s/ David Oestreicher

                                         David Oestreicher, Principal Executive Officer

Date August 31, 2023

========== Emerging Markets Corporate Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Emerging Markets Local Multi-Sector Account Portfolio =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Floating Rate Multi-Sector Account Portfolio =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== High Yield Multi-Sector Account Portfolio ===================

AVANTOR, INC.

Ticker:       AVTR           Security ID:  05352A100
Meeting Date: MAY 11, 2023   Meeting Type: Annual
Record Date:  MAR 17, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Juan Andres              For       For          Management
1b    Elect Director John Carethers           For       For          Management
1c    Elect Director Lan Kang                 For       For          Management
1d    Elect Director Joseph Massaro           For       For          Management
1e    Elect Director Mala Murthy              For       For          Management
1f    Elect Director Jonathan Peacock         For       For          Management
1g    Elect Director Michael Severino         For       For          Management
1h    Elect Director Christi Shaw             For       For          Management
1i    Elect Director Michael Stubblefield     For       For          Management
1j    Elect Director Gregory Summe            For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

--------------------------------------------------------------------------------

NEXTERA ENERGY, INC.

Ticker:       NEE            Security ID:  65339F101
Meeting Date: MAY 18, 2023   Meeting Type: Annual
Record Date:  MAR 22, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Nicole S. Arnaboldi      For       For          Management
1b    Elect Director Sherry S. Barrat         For       For          Management
1c    Elect Director James L. Camaren         For       For          Management
1d    Elect Director Kenneth B. Dunn          For       For          Management
1e    Elect Director Naren K. Gursahaney      For       For          Management
1f    Elect Director Kirk S. Hachigian        For       For          Management
1g    Elect Director John W. Ketchum          For       For          Management
1h    Elect Director Amy B. Lane              For       For          Management
1i    Elect Director David L. Porges          For       For          Management
1j    Elect Director Deborah "Dev" Stahlkopf  For       For          Management
1k    Elect Director John A. Stall            For       For          Management
1l    Elect Director Darryl L. Wilson         For       For          Management
2     Ratify Deloitte & Touche as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Disclose Board Skills and Diversity     Against   Against      Shareholder
      Matrix

========== Investment-Grade Corporate Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Mortgage-Backed Securities Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT